ASSETS HELD-FOR-SALE (Tables)	12 Months Ended
Dec. 31, 2017
ASSETS HELD-FOR-SALE
Schedule of assets and liabilities solar power projects held for sale

	At December 31, 2016	At December 31, 2017
	$	$
Cash and cash equivalents	8,921	7,714
Restricted cash—current	41	129
Accounts receivable trade, net	6,555	1,161
Prepaid expenses and other current assets	7,427	8,394
Solar power systems, net	290,613	165,312
Intangible assets, net	68,438	—
Other non-current assets	10,094	87

Total assets held-for-sale	392,089	182,797

	At December 31, 2016	At December 31, 2017
	$	$
Short-term borrowings	12,221	4,862
Accounts payable	880	100
Other payables	13,240	2,022
Derivative liabilities-current	3,863	—
Other current liabilities	1,537	918
Long-term borrowings	224,545	161,323
Derivative liabilities—non-current	16,672	4,024
Other non-current liabilities	6,314	12,623

Total liabilities held-for-sale	279,272	185,872